UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of May 31, 2017 (Unaudited)

Deutsche European Equity Fund

	Shares	Value ($)
Common Stocks 96.4%
Denmark 4.8%
A P Moller-Maersk AS "B"	588	1,119,797
Chr Hansen Holding AS	7,157	501,205
Danske Bank AS	12,485	468,933
(Cost $1,621,017)		2,089,935
France 21.8%
Airbus SE	7,906	648,949
AXA SA	13,362	356,342
BNP Paribas SA (a)	11,003	776,469
Cap Gemini SA	9,037	935,581
LVMH Moet Hennessy Louis Vuitton SE	3,178	810,926
Orange SA	20,691	363,524
Pernod Ricard SA	3,059	415,452
Renault SA	10,264	958,033
Schneider Electric SE	13,564	1,044,656
Societe Generale SA (a)	16,713	876,208
Teleperformance	3,711	485,451
TOTAL SA	10,773	572,054
Veolia Environnement SA	21,780	479,300
VINCI SA	7,708	673,047
(Cost $7,899,670)		9,395,992
Germany 14.6%
Allianz SE (Registered)	6,070	1,165,321
BASF SE	5,108	481,080
Brenntag AG	3,482	201,443
Deutsche Post AG (Registered)	16,673	608,993
Deutsche Telekom AG (Registered)	25,834	514,390
Fresenius SE & Co. KGaA	8,703	745,068
Infineon Technologies AG	20,210	447,020
LANXESS AG	4,716	351,927
OSRAM Licht AG	6,240	477,851
SAP SE	6,737	722,290
Symrise AG	8,126	583,940
(Cost $4,862,995)		6,299,323
Italy 3.7%
Enel SpA	82,230	439,511
Intesa Sanpaolo SpA	203,300	581,904
Moncler SpA	23,264	566,577
(Cost $1,151,601)		1,587,992
Netherlands 12.8%
ASML Holding NV	3,862	509,759
Heineken NV	5,038	496,163
ING Groep NV	81,152	1,357,403
Koninklijke Ahold Delhaize NV	23,413	516,288
QIAGEN NV*	13,532	455,579
Royal Dutch Shell PLC "A"	33,947	918,520
Royal Dutch Shell PLC "B"	45,720	1,262,692
(Cost $4,605,028)		5,516,404
Norway 2.6%
DNB ASA	43,107	730,073
Marine Harvest ASA*	22,299	390,595
(Cost $775,236)		1,120,668
Spain 6.8%
Banco Santander SA	63,152	410,114
Gamesa Corp. Tecnologica SA	15,783	357,965
Grifols SA (a)	25,050	708,844
Industria de Diseno Textil SA	18,768	767,317
NH Hotel Group SA*	42,382	248,047
Telefonica SA	39,120	435,675
(Cost $2,308,195)		2,927,962
Sweden 1.0%
Svenska Cellulosa AB "B" (Cost $339,304)	12,223	431,322
Switzerland 10.4%
Dufry AG (Registered)*	4,552	748,680
Geberit AG (Registered)	1,209	565,960
Julius Baer Group Ltd.*	8,000	414,227
Lonza Group AG (Registered)*	2,420	501,215
Nestle SA (Registered)	4,778	407,725
Roche Holding AG (Genusschein)	4,295	1,178,680
Straumann Holding AG (Registered)	1,206	668,029
(Cost $3,645,603)		4,484,516
United Kingdom 17.9%
Auto Trader Group PLC 144A	117,296	628,852
BHP Billiton PLC	40,540	612,702
Compass Group PLC	37,599	809,022
ConvaTec Group PLC 144A*	215,890	890,124
Dialog Semiconductor PLC*	5,510	263,029
IMI PLC	41,593	672,025
Imperial Brands PLC	7,690	359,568
Prudential PLC	30,744	687,666
Reckitt Benckiser Group PLC	5,233	535,217
RELX PLC	20,139	431,517
Rentokil Initial PLC	165,652	566,882
Shire PLC	12,799	737,390
TechnipFMC PLC*	17,645	501,286
(Cost $6,912,410)		7,695,280
Total Common Stocks (Cost $34,121,059)		41,549,394
Securities Lending Collateral 5.8%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.74% (b) (c) (Cost $2,482,256)	2,482,256	2,482,256
Cash Equivalents 5.3%
Deutsche Central Cash Management Government Fund, 0.85% (b) (Cost $2,283,241)	2,283,241	2,283,241
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $38,886,556) †	107.5	46,314,891
Other Assets and Liabilities, Net	(7.5)	(3,218,941)
Net Assets	100.0	43,095,950

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $39,605,213. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $6,709,678. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,511,610 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $801,932.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $2,337,778, which is 5.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At May 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Euro Stoxx 50 Index	EUR	6/16/2017	50	1,995,630	122,056

As of May 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,483,939	GBP	2,167,053	6/30/2017	120	UBS AG

Currency Abbreviations
EUR	Euro
GBP	British Pound

At May 31, 2017 the Deutsche European Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks
Industrials	7,854,536	19%
Financials	7,824,660	19%
Health Care	5,884,929	14%
Consumer Discretionary	4,908,602	12%
Consumer Staples	3,552,330	9%
Information Technology	3,506,531	8%
Energy	3,254,552	8%
Materials	2,530,854	6%
Telecommunication Services	1,313,589	3%
Utilities	918,811	2%
Total	41,549,394	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$2,089,935	$—	$—	$2,089,935
France	9,395,992	—	—	9,395,992
Germany	6,299,323	—	—	6,299,323
Italy	1,587,992	—	—	1,587,992
Netherlands	5,516,404	—	—	5,516,404
Norway	1,120,668	—	—	1,120,668
Spain	2,927,962	—	—	2,927,962
Sweden	431,322	—	—	431,322
Switzerland	4,484,516	—	—	4,484,516
United Kingdom	7,695,280	—	—	7,695,280
Short-Term Investments (d)	4,765,497	—	—	4,765,497
Derivatives (e)
Futures Contracts	122,056	—	—	122,056
Forward Foreign Currency Exchange Contracts	—	120	—	120
Total	$46,436,947	$120	$—	$46,437,067

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 122,056	$ —
Foreign Exchange Contracts	$ —	$ 120

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche European Equity Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017